Commitments and Contingencies - Additional Information (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Self-insured retention amount associated with general liability claims	$ 1
Additional self-insured retention amount of general liability	$ 4